Acquisition of subsidiaries	12 Months Ended
Jun. 30, 2025
Acquisition of subsidiaries
Acquisition of subsidiaries

22. Acquisition of subsidiaries

Accounting policy

The acquisition method is used to account for each business combination carried out by the Group, which consists of the following:

•      Determining the acquisition date;

•      Determining the acquirer and the acquiree;

•      Determining the consideration transferred for the acquisition of control;

•      Determining the fair value of separately identifiable assets and liabilities; and

•      Determining the residual goodwill or gain on bargain purchase.

The acquisition date is typically the date on which the Group assumes the control of the business.

Consideration transferred is measured at the acquisition date at the fair value of the assets transferred, including cash, the liabilities incurred, and the equity instruments issued by the Group at the acquisition date.

For each business combination, the Group measures the non-controlling interests in the acquiree based on its share of the subsidiary’s identifiable net assets. Acquisition-related costs are expensed as incurred.

When the Group acquires a business, it assesses the fair value of the assets and liabilities assumed in order to allocate them according to the contractual terms, economic circumstances and pertinent conditions at the acquisition date.

Any contingent consideration to be transferred by the acquirer is recognized at the acquisition date fair value. Subsequent changes in the fair value of the contingent consideration, considered an asset or a liability, shall be recognized in accordance with IFRS 9 Financial Instruments, in the statements of profit or loss.

Goodwill or a gain on bargain purchase is the difference between the fair value of the assets acquired and liabilities assumed, and the consideration transferred. When the consideration transferred is higher than the fair value of the net assets acquired goodwill is recognized for the difference, and it is subsequently tested for impairment. When the consideration transferred is lower that the fair value of net assets acquired, a gain on bargain purchase is recognized in the statements of profit or loss.

Intangible assets recognized within the scope of a business combination are accounted for in accordance with the accounting policy described in Note 15.

(a)    Acquisitions in the year ended June 30, 2025

For the year ended June 30, 2025, the Group did not complete any business acquisitions.

(b)   Acquisitions in the year ended June 30, 2024

The fair value of the identifiable assets and liabilities, consideration transferred and goodwill as of the date of each acquisition was:

	Fair value as of the acquisition date
	Referência Agroinsumos (e)	CORAM (f)	Total

Assets
Cash equivalents	8,135	15,352	23,487
Trade receivables	31,464	61,791	93,255
Inventories	43,680	47,481	91,161
Other assets	11,473	12,779	24,252
Property, plant and equipment	1,556	1,804	3,360
Intangible assets	30,494	15,003	45,497

	126,802	154,210	281,012

Liabilities
Trade payables	56,137	79,298	135,435
Borrowings	32,429	29,364	61,793
Advances from customers	40,757	1,263	42,020
Other liabilities	4,168	10,259	14,427

	133,491	120,184	253,675

Total identifiable net assets at fair value	(6,689)	34,026	27,337
Non-controlling interests	2,007	—	2,007
Goodwill arising on acquisition	106,794	15,847	122,641
Consideration transferred	102,112	49,873	151,985

Cash paid	67,112	20,000	87,112
Payable in installments	35,000	29,873	64,873

(c)    Acquisitions in the year ended June 30, 2023

The fair value of the identifiable assets and liabilities, consideration transferred and goodwill as of the date of each acquisition was:

	Fair value as of the acquisition date
	Floema (g)	Casa Trevo	Provecampo	Sollo Sul and Dissul	Cromo	Total
		(h)	(i)	(j)	(k)

Assets
Cash equivalents	24,167	12,306	10,479	16,307	8,735	71,994
Trade receivables	19,892	32,106	7,499	132,467	11,907	203,871
Inventories	52,133	61,734	11,320	84,226	5,311	214,724
Other assets	11,739	4,750	23	46,663	664	63,839
Property, plant and equipment	1,152	867	983	2,372	3,151	8,525
Intangible assets	14,879	1,676	12,117	2,083	2,722	33,477

	123,962	113,439	42,421	284,118	32,490	596,430

Liabilities
Trade payables	88,902	48,070	10,980	80,811	1,200	229,963
Borrowings	—	—	—	25,756	—	25,756
Provision for contingencies	—	10,245	—	—	—	10,245
Other liabilities	1,543	13,659	6,910	87,921	4,056	114,089

	90,445	71,974	17,890	194,488	5,256	380,053

Total identifiable net assets at fair value	33,517	41,465	24,531	89,630	27,233	216,376
Non-controlling interests		(6,220)	—	—	(8,169)	(14,389)
Goodwill arising on acquisition	25,796	9,625	2,010	57,719	5,331	100,481
Consideration transferred	59,313	44,870	26,541	147,349	24,395	302,468

Cash paid	25,294	23,619	17,682	52,832	8,120	127,547
Shares issued	12,296	—	—	—	—	12,296
Payable in installments	21,723	21,251	8,859	94,517	16,275	162,625

(d)   Fair value of assets acquired

The Group estimated the fair value of significant assets acquired using the following valuation methods:

Item	2025	2024	2023	Nature	Valuation method
Customer relationship	—	45,462	33,477	A loyal relationship between the acquirees and its customers, which translates into recurring purchases of products and services	Multi Period Excess Earnings Method (MPEEM)
Inventories	—	91,161	214,724	Inventories	Selling price less all expenses related to the distribution of that good
Total	—	136,623	252,883

There were no differences between accounting basis and tax basis on fair value adjustments, and therefore no deferred income taxes were recorded, except for Provecampo, where the Group recorded a corresponding deferred income tax liability since the Group does not have a viable tax plan that will permit that the accounting basis and tax basis be the same after the acquisition.

(e) Acquisition of Referência Agroinsumos

On February 28, 2023, the Group signed an agreement for the acquisition of Referência Agroinsumos Ltda, (“Referência Agroinsumos”), establishing the terms and other conditions for its acquisition.

The acquisition was completed on July 31, 2023. The purchase price for this transaction was R$67.1  million, of which R$35.0 million is expected to be paid one year after the closing date.

Goodwill is attributable to strong market position and geographic regions and will result in a more diversified portfolio, as well as expected future profitability and operational synergies, such as distribution and efficiency of the administrative structure and revenue growth.

(f)     Acquisition of CORAM

On July 24, 2023, the Group signed an agreement for the acquisition of CORAM - Comércio e Representações Agrícolas Ltda., (“CORAM”), establishing the terms and other conditions for its acquisition.

The acquisition was completed on November 30, 2023. The purchase price for this transaction was R$49.9 million, of which R$29.9 million is expected to be paid one year after the closing date.

(g)    Acquisition of Floema

On March 22, 2022, the Group signed an agreement for the acquisition of Floema Soluções Nutricionais de Cultivos Ltda. (“Floema”), establishing the terms and other conditions for its acquisition.

The fair value of the shares issued to this acquisition was based on an equity transaction with third parties close to the acquisition date.

The acquisition was completed on August 4, 2022.

(h)    Acquisition of Casa Trevo Participações S.A.

On May 5, 2022, the Group signed an agreement for the acquisition of Casa Trevo Participações S.A. (“Casa Trevo”), establishing the terms and other conditions for its acquisition.

The acquisition was completed on August 31, 2022.

The consideration for the acquisition is subject to post-closing price adjustment.

(i)      Acquisition of Provecampo

On June 16, 2022, the Group signed an agreement for the acquisition of Provecampo S.A.S. (“Provecampo”), an entity incorporated in Colombia, establishing the terms and other conditions for its acquisition.

The acquisition was completed on July 29, 2022.

(j)      Acquisition of Sollo Sul e Dissul

On July 22, 2022, the Group signed an agreement for the acquisition of Sollo Sul Insumos Agrícolas Ltda (“Sollo Sul”) and Dissul Insumos Agrícolas Ltda. ("Dissul"), establishing the terms and other conditions for its acquisition.

The acquisition was completed on November 30, 2022.

The consideration for the acquisition is subject to post-closing price adjustment.

(k)    Acquisition of Cromo

On January 13, 2023, the Group signed an agreement for the acquisition of Cromo Indústria Química Ltda. (“Cromo”), establishing the terms and other conditions for its acquisition.

The acquisition was completed on May 31, 2023.

(l)   Pro forma information (unaudited)

The following table discloses the Group’s revenues and profit or loss for the year assuming all acquisitions completed during the year were completed at the beginning of such year:

	2025	2024	2023

Revenues	—	9,788,580	9,697,932
Profit (loss) for the year	—	(802,196)	(187,082)

(m) Revenues and results from new subsidiaries

The revenues and profit or loss of the acquisitions from the acquisition date through the end of the fiscal year in which the acquisition was completed and included in the consolidated statements of profit or loss are as follows:

Acquisitions in the year ended June 30, 2024:

	Revenues	Profit (loss)	Period from
Referência Agroinsumos	263,788	24,183	July, 2023
CORAM	63,549	(7,463)	November, 2023

Total	327,337	16,720

Acquisitions in the year ended June 30, 2023: